PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.   PROPERTY AND EQUIPMENT, NET

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Machinery and electronic equipment	1,343,230	1,794,624	261,018
Leasehold improvements	542,862	952,789	138,577
Motor vehicles	8,256	5,410	787
Construction in progress	223,535	493,121	71,721
	2,117,883	3,245,944	472,103
Less: accumulated depreciation	(810,413)	(1,181,287)	(171,811)
	1,307,470	2,064,657	300,292

The Group acquired certain machinery and electronic equipment for its own operations by entering into capital leases. The gross amount and the accumulated depreciation of these machinery and electronic equipment were RMB29,167 and RMB12,930, respectively, as of December 31, 2017 and RMB29,167 (US$4,242) and RMB19,176 (US$2,789), respectively, as of December 31, 2018. Future minimum lease payments of RMB3,596 (US$523) are payable in the amounts of RMB1,070 (US$156),  RMB1,219 (US$177), RMB910 (US$132), RMB232 (US$34) and RMB165 (US$24) in 2019, 2020, 2021, 2022 and 2023, respectively.

Depreciation expense of the property and equipment, including assets under capital leases, was RMB243,190,  RMB347,567 and RMB437,139 (US$63,579) for the years ended 2016, 2017 and 2018, respectively.

As of December 31, 2017 and 2018, the balances of construction in progress were RMB223,535 and RMB493,121 (US$71,721), respectively, which were related to the construction of warehouses, hubs and sortation centers and related equipments.